Pensions (Details) - Schedule of defined benefit assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Present value of defined benefit obligation [Member]
Pensions (Details) - Schedule of defined benefit assets [Line Items]
Balance at January 1	$ 83,205	$ 86,767
Interest expense (income)	634	371
Net exchange differences	(9,014)	2,435
Total	74,825	89,573
Return on plan assets
Change in financial assumptions	13,799	(5,900)
Experience adjustments	12,881	(468)
Total	26,680	(6,368)
Balance at December 31	101,505	83,205
Fair value of plan assets [Member]
Pensions (Details) - Schedule of defined benefit assets [Line Items]
Balance at January 1	(495,059)	(472,560)
Interest expense (income)	(3,770)	(2,018)
Net exchange differences	49,961	(13,762)
Total	(448,868)	(488,340)
Return on plan assets	(34,089)	(6,719)
Change in financial assumptions
Experience adjustments
Total	(34,089)	(6,719)
Balance at December 31	(482,957)	(495,059)
Net defined benefit asset [Member]
Pensions (Details) - Schedule of defined benefit assets [Line Items]
Balance at January 1	(411,854)	(385,793)
Interest expense (income)	(3,136)	(1,647)
Net exchange differences	40,947	(11,327)
Total	(374,043)	(398,767)
Return on plan assets	(34,089)	(6,719)
Change in financial assumptions	13,799	(5,900)
Experience adjustments	12,881	(468)
Total	(7,409)	(13,087)
Balance at December 31	$ (381,452)	$ (411,854)